Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Total	$ (5,468)	$ 2,769	$ 2,689
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Total	0	1	187
Common Stock, Dividends, Per Share, Declared	$ 0.32	$ 0.32	$ 0.32
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 84	$ 123	$ 55